FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 30, 2024

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)

Federated Hermes Municipal Obligations Fund

Automated Shares

Investment Shares

Wealth Shares

Service Shares

Cash II Shares

Cash Series Shares

Capital Shares

Federated Hermes Tax-Free Obligations Fund

Wealth Shares

Advisor Shares

Service Shares

(collectively, the “Funds”)

1933 Act File No. 033-31602
1940 Act File No. 811-05950

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated July 31, 2024, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 260 on July 26, 2024.

If you have any questions on the enclosed material, please contact Susan Lloyd at Susan.Lloyd@FederatedHermes.com or (724) 720-7260.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary